Derivative financial instruments and market risks - Disclosure of Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 2,699	€ 3,591	€ 4,521
Nominal value of interest rate swaps hedge fixed-rate bonds	5,409	5,207	6,038
Currency and interest rate derivatives	2,699	3,591	4,521
Notional amount | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,099	2,545	4,085
Currency and interest rate derivatives	2,099	2,545	4,085
Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	600	1,046	436
Nominal value of interest rate swaps hedge fixed-rate bonds	0	0	0
Currency and interest rate derivatives	600	1,046	436
Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	892	1,550
Currency and interest rate derivatives	0	892	1,550
Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,642	0	872
Currency and interest rate derivatives	2,642	0	872
Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	57	2,642
Currency and interest rate derivatives	57	2,642
Notional amount | 2 to 3 years | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Currency and interest rate derivatives			0
Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	57	2,042
Currency and interest rate derivatives	0	57	2,042
Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	57
Currency and interest rate derivatives	0	0	57
Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Currency and interest rate derivatives	0	0
Notional amount | More than 5 years | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Currency and interest rate derivatives			0
Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	20	27	42
Nominal value of interest rate swaps hedge fixed-rate bonds	7	(15)	7
Currency and interest rate derivatives	20	27	42
Fair value | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	19	26	38
Currency and interest rate derivatives	19	26	38
Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1	1	5
Nominal value of interest rate swaps hedge fixed-rate bonds	0	0	0
Currency and interest rate derivatives	1	1	5
Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1	3	7
Nominal value of interest rate swaps hedge fixed-rate bonds	0	0	0
Currency and interest rate derivatives	€ 1	€ 3	€ 7
Interest rate swaps pay capitalized Eonia / receive 0.06%
Disclosure of detailed information about financial instruments [line items]
Interest rate	0.06%	0.06%	0.06%
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 2,000	€ 2,000	€ 2,000
Currency and interest rate derivatives	2,000	2,000	2,000
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,000	2,000	2,000
Currency and interest rate derivatives	2,000	2,000	2,000
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,000	0	0
Currency and interest rate derivatives	2,000	0	0
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	2,000	0
Currency and interest rate derivatives	0	2,000	0
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	2,000
Currency and interest rate derivatives	0	0	2,000
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay capitalized Eonia / receive 0.06% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay capitalized Eonia / receive 0.06% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	23	28	15
Currency and interest rate derivatives	23	28	15
Interest rate swaps pay capitalized Eonia / receive 0.06% | Fair value | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	23	28	15
Currency and interest rate derivatives	23	28	15
Interest rate swaps pay capitalized Eonia / receive 0.06% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Currency and interest rate derivatives	0	0	0
Interest rate swaps pay capitalized Eonia / receive 0.06% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Currency and interest rate derivatives	€ 0	€ 0	€ 0
Interest rate swaps pay -0.57% / receivecapitalized Eonia
Disclosure of detailed information about financial instruments [line items]
Interest rate	(0.57%)	(0.57%)
Interest rate swaps pay -0.57% / receivecapitalized Eonia | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 600	€ 600
Currency and interest rate derivatives	600	600
Interest rate swaps pay -0.57% / receivecapitalized Eonia | Notional amount | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Currency and interest rate derivatives	0	0
Interest rate swaps pay -0.57% / receivecapitalized Eonia | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	600	600
Currency and interest rate derivatives	600	600
Interest rate swaps pay -0.57% / receivecapitalized Eonia | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Currency and interest rate derivatives	0	0
Interest rate swaps pay -0.57% / receivecapitalized Eonia | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	600	0
Currency and interest rate derivatives	600	0
Interest rate swaps pay -0.57% / receivecapitalized Eonia | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	600
Currency and interest rate derivatives	0	600
Interest rate swaps pay -0.57% / receivecapitalized Eonia | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Currency and interest rate derivatives	0	0
Interest rate swaps pay -0.57% / receivecapitalized Eonia | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Currency and interest rate derivatives	0	0
Interest rate swaps pay -0.57% / receivecapitalized Eonia | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Currency and interest rate derivatives	0	0
Interest rate swaps pay -0.57% / receivecapitalized Eonia | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1	3
Currency and interest rate derivatives	1	3
Interest rate swaps pay -0.57% / receivecapitalized Eonia | Fair value | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Currency and interest rate derivatives	0	0
Interest rate swaps pay -0.57% / receivecapitalized Eonia | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1	3
Currency and interest rate derivatives	1	3
Interest rate swaps pay -0.57% / receivecapitalized Eonia | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1	3
Currency and interest rate derivatives	€ 1	€ 3
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor
Disclosure of detailed information about financial instruments [line items]
Interest rate		1.81%	1.81%
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		€ 446	€ 436
Currency and interest rate derivatives		446	436
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Currency and interest rate derivatives		0	0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		446	436
Currency and interest rate derivatives		446	436
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		446	0
Currency and interest rate derivatives		446	0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	436
Currency and interest rate derivatives		0	436
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Currency and interest rate derivatives		0	0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Currency and interest rate derivatives		0	0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Currency and interest rate derivatives		0	0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Currency and interest rate derivatives		0	0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		(2)	5
Currency and interest rate derivatives		(2)	5
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Fair value | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Currency and interest rate derivatives		0	0
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		(2)	5
Currency and interest rate derivatives		(2)	5
Interest rate swaps pay 1.81% / receive 3-month US dollar Libor | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	7
Currency and interest rate derivatives		€ 0	€ 7
Interest rate swaps pay 2.22% / receive 3-month & 6-month US dollar Libor
Disclosure of detailed information about financial instruments [line items]
Interest rate		2.22%	2.22%
Interest rate swaps pay 2.22% / receive 3-month & 6-month US dollar Libor | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		€ 446	€ 436
Currency and interest rate derivatives		446	436
Interest rate swaps pay 2.22% / receive 3-month & 6-month US dollar Libor | Notional amount | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		446	436
Currency and interest rate derivatives		446	436
Interest rate swaps pay 2.22% / receive 3-month & 6-month US dollar Libor | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Currency and interest rate derivatives		0	0
Interest rate swaps pay 2.22% / receive 3-month & 6-month US dollar Libor | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		446	0
Currency and interest rate derivatives		446	0
Interest rate swaps pay 2.22% / receive 3-month & 6-month US dollar Libor | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	436
Currency and interest rate derivatives		0	436
Interest rate swaps pay 2.22% / receive 3-month & 6-month US dollar Libor | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Currency and interest rate derivatives		0	0
Interest rate swaps pay 2.22% / receive 3-month & 6-month US dollar Libor | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Currency and interest rate derivatives		0	0
Interest rate swaps pay 2.22% / receive 3-month & 6-month US dollar Libor | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Currency and interest rate derivatives		0	0
Interest rate swaps pay 2.22% / receive 3-month & 6-month US dollar Libor | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Currency and interest rate derivatives		0	0
Interest rate swaps pay 2.22% / receive 3-month & 6-month US dollar Libor | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		4	(1)
Currency and interest rate derivatives		4	(1)
Interest rate swaps pay 2.22% / receive 3-month & 6-month US dollar Libor | Fair value | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		4	(1)
Currency and interest rate derivatives		4	(1)
Interest rate swaps pay 2.22% / receive 3-month & 6-month US dollar Libor | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Currency and interest rate derivatives		0	0
Interest rate swaps pay 2.22% / receive 3-month & 6-month US dollar Libor | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Currency and interest rate derivatives		€ 0	€ 0
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.48%	1.48%	1.48%
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 99	€ 99	€ 99
Nominal value of interest rate swaps hedge fixed-rate bonds	99
Currency and interest rate derivatives	99	99	99
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	99	99	99
Currency and interest rate derivatives	99	99	99
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Currency and interest rate derivatives	0	0	0
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Currency and interest rate derivatives	0	0	0
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	42	0	0
Currency and interest rate derivatives	42	0	0
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	57	42	0
Currency and interest rate derivatives	57	42	0
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	57	42
Currency and interest rate derivatives	0	57	42
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	57
Currency and interest rate derivatives	0	0	57
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Currency and interest rate derivatives	0	0	0
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(4)	(6)	(6)
Currency and interest rate derivatives	(4)	(6)	(6)
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Fair value | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(4)	(6)	(6)
Currency and interest rate derivatives	(4)	(6)	(6)
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Currency and interest rate derivatives	0	0	0
Interest rate swaps receive capitalized Eonia / pay 1.48 Percent | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Currency and interest rate derivatives	€ 0	€ 0	€ 0
Interest rate swaps pay capitalized Eonia / receive 1.58 percent
Disclosure of detailed information about financial instruments [line items]
Interest rate			1.58%
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			€ 1,550
Currency and interest rate derivatives			1,550
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Notional amount | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			1,550
Currency and interest rate derivatives			1,550
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Currency and interest rate derivatives			0
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			1,550
Currency and interest rate derivatives			1,550
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Currency and interest rate derivatives			0
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Currency and interest rate derivatives			0
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Currency and interest rate derivatives			0
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Currency and interest rate derivatives			0
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Currency and interest rate derivatives			0
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			30
Currency and interest rate derivatives			30
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Fair value | Derivatives Designated as Fair Value Hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			30
Currency and interest rate derivatives			30
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Currency and interest rate derivatives			0
Interest rate swaps pay capitalized Eonia / receive 1.58 percent | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Currency and interest rate derivatives			€ 0